INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets
INTANGIBLE ASSETS

14.	INTANGIBLE ASSETS

The intangible assets rollforward is set forth below:

	Average rate (1)	12.31.21	Additions	Disposals	Business combination (2)	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.22
Cost
Goodwill		3,425,183	-	-	(4,026)	-	171,880	(118,934)	3,474,103
Trademarks		1,733,335	-	-	-	-	203,246	(55,382)	1,881,199
Non-compete agreement		110,208	19,609	(69,950)	-	-	-	(2,441)	57,426
Outgrowers relationship		4,740	-	(4,223)	-	11	-	(11)	517
Patents		3,518	-	(1)	-	-	1,978	(617)	4,878
Customer relationship		1,119,534	-	-	-	-	381,289	(160,572)	1,340,251
Software		770,399	118	(92,163)	-	240,679	19,111	(8,054)	930,090
Intangible in progress		98,716	209,007	-	-	(224,769)	525	(6,216)	77,263
		7,265,633	228,734	(166,337)	(4,026)	15,921	778,029	(352,227)	7,765,727

Amortization
Non-compete agreement	62.71%	(106,749)	(5,023)	69,950	-	-	-	2,486	(39,336)
Outgrowers relationship	19.48%	(4,425)	(145)	4,223	-	-	-	-	(347)
Patents	8.08%	(2,928)	(475)	-	-	-	(715)	294	(3,824)
Customer relationship	6.92%	(437,774)	(102,727)	-	-	-	(147,827)	66,222	(622,106)
Software	52.04%	(563,943)	(175,768)	79,091	-	(5,972)	(4,925)	6,013	(665,504)
		(1,115,819)	(284,138)	153,264	-	(5,972)	(153,467)	75,015	(1,331,117)
		6,149,814	(55,404)	(13,073)	(4,026)	9,949	624,562	(277,212)	6,434,610
(1)	Weighted average annual rate.
(2)	The reduction on goodwill reflects the price adjustment on the business combination with Mogiana according to contractual terms of the shares purchase agreement, which has not impacted other assets and liabilities fair values on the transaction which was conclude in December 2021.

	Average rate (1)	12.31.20	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.21
Cost
Goodwill		2,935,577	-	(6,145)	468,604	-	27,147	3,425,183
Trademarks		1,327,738	-	-	474,874	-	(69,277)	1,733,335
Non-compete agreement		107,162	1,369	(3,182)	2,246	-	2,613	110,208
Outgrowers relationship		5,328	197	(785)	-	-	-	4,740
Patents		6,205	-	(3,723)	-	1,038	(2)	3,518
Customer relationship		1,067,713	-	-	124,569	-	(72,748)	1,119,534
Software		657,255	5,220	(64,045)	1,828	172,107	(1,966)	770,399
Intangible in progress		46,054	178,059	-	-	(125,275)	(122)	98,716
		6,153,032	184,845	(77,880)	1,072,121	47,870	(114,355)	7,265,633

Amortization
Non-compete agreement	62.71%	(97,408)	(10,086)	3,182	-	-	(2,437)	(106,749)
Outgrowers relationship	19.48%	(4,695)	(505)	775	-	-	-	(4,425)
Patents	8.08%	(5,999)	(42)	3,723	-	(614)	4	(2,928)
Customer relationship	6.92%	(375,131)	(84,010)	-	-	-	21,367	(437,774)
Software	52.04%	(449,697)	(180,026)	63,920	-	3,639	(1,779)	(563,943)
		(932,930)	(274,669)	71,600	-	3,025	17,155	(1,115,819)
		5,220,102	(89,824)	(6,280)	1,072,121	50,895	(97,200)	6,149,814
(1)	Weighted average annual rate.

14.1.    Impairment test

The impairment test of assets is carried out annually based on the discounted cash flow method, which is prepared in order to determine the value in use of the Company’s cash-generating units (“CGU”). In 2022, the Company used its budget, strategic and financial planning with projections until 2027 and average perpetuity of the cash generating units of 3.5% p.a., based on the history of recent years, as well as in the economic and financial projections of each market in which the Company operates, in addition to official information from independent and governmental institutions.

The discount rate used by Management to prepare discounted cash flows varied from 9.83% p.a. to 13.24% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2023	2024	2025	2026	2027
Inflation Brazil	5.16%	3.59%	3.93%	3.68%	3.41%
Inflation - United States	1.90%	2.29%	2.22%	2.20%	2.21%
Exchange rate - BRL / USD	5.12	5.10	5.18	5.20	5.20

The rates presented above don’t consider the effects of income taxes.

Based on Management’s analysis, no impairment adjustments were identified.

In addition to the analysis mentioned above, Management prepared a sensitivity analysis, in which increases and decreases 2 p.p. the operating margin[1] (operating income over net sales) and the nominal discount rate and did not identify any scenarios in which an impairment was necessary.

[1] The main assumptions contained in the margin include the projected net sales and commodity cost value.